Summary of Significant Accounting Policies (Tables)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Schedule of Medical Payables
Medical payables were included in Accounts Payable and Accrued Liabilities and consisted of the following at March 31:

2014
Balance, beginning of the period	$285,625

Incurred health care costs:
Current period	167,000
Prior periods	-
Total incurred health care costs	167,000
Claims paid	-
Accrual for net deficit from full risk capitation contracts	99,936

Balance, end of period	$552,561

The Company’s IBNR reserve for the nine months ended December 31, 2014 was as follows:

Balance, beginning of period	$274,000
Incurred health care costs:
Current year	2,915,103
Prior years	-
Total incurred health care costs	2,915,103

Acquired medical liabilities (see Note 3 )	292,309

Claims paid:
Current year	(1,929,702)
Prior years	(80,661)
Total claims paid	(2,010,363)

Adjustments	(231,438)
Balance, end of period	$1,239,611

Medical payables consisted of the following at January 31:

	2014	2013
Balance, beginning of the year	-	$-

Incurred health care costs:
Current year	288,601	-
Prior years	-	-
Total incurred health care costs	288,601	-

Claims paid:
Current year	(2,976)	-
Prior years	-	-
Total claims paid	(2,976)	-

Balance, end of year	$285,625	$-

Company Accrual Risk Pool Liability
The Company’s accrual for its risk-pool liability for the nine months ended December 31, 2014 was as follows:

Balance, beginning of period	$278,561

Acquired medical liabilities (see Note 3)	128,848

Accrual for net deficit from full risk capitation contracts	573,203
Adjustments	(414,669)
Balance, end of period	$565,943

Fair Value Measurements, Recurring and Nonrecurring
The carrying amounts and fair values of the Company's financial instruments are presented below as of:

December 31, 2014

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Warranty liability	$-	$-	$2,452,201	$2,452,201
Holdback consideration	-	-	376,236	376,236
Conversion feature liability	-	-	487,630	487,630
	$-	$-	$3,316,067	$3,316,067

March 31, 2014

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$-	$-	$2,354,624	$2,354,624

Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation
The following summarizes the activity of Level 3 inputs measured on a recurring basis for the two months ended March 31, 2014:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant
Balance at February 1, 2014	$-
Additions	2,354,624
Exercises	-
Adjustment resulting from change in fair value recognized in earnings (1)	-
Balance at March 31, 2014	$2,354,624

(1) The amount of total gains or losses for the period attributable to the change in unrealized gains or losses relating to liabilities held at the reporting date. The unrealized gain is recorded in unrealized gain on change in fair value of warrant and derivative liabilities in the accompanying condensed and consolidated statement of operations.

The following summarizes the activity of Level 3 inputs measured on a recurring basis for the three and nine months ended December 31, 2014:

	Three months	Nine months

Balance, beginning of period	$3,435,086	$2,354,624
Warrant liability incurred (Note 7)	-	487,620
Change in warrant liability	(298,279)	(390,043)
Holdback consideration	239,414	376,236
Conversion feature liability incurred (Note 7)	-	578,155
Change in conversion feature liability	(60,154)	(90,525)
Balance, end of period	$3,316,067	$3,316,067

Basic and Diluted Earnings per Share
The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would be anti-dilutive:

	Two months ended March31,
	2014	2013
Incremental shares assumed issued on exercise of in the money options	388,263	397,069
Incremental shares assumed issued on exercise of in the money warrants	-	188,275
	388,263	585,344

The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would be anti-dilutive:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2014	2013	2014	2013
Options	398,566	437,369	434,387	514,651
Warrants	85,103	142,807	138,184	156,202
9% Convertible Notes	10,236	72,372	61,054	51,317
	493,905	652,548	633,625	722,170

Carrying Values And Estimated Fair Values Of Debt Instruments	The carrying amounts and fair values of the Company's financial instruments are presented below as of March 31, 2014:
Fair Value

Level 3 Liabilities
Warrant liability	$2,354,624
$2,354,624

Schedule of Revenue by Major Customers by Reporting Segments	The Company had major payors that contributed the following percentage of net revenue during the years ended January 31:
	2014	2013
Payor A	15.9%	22.0%
Payor B	15.9%	-
Payor C	15.5%	-

Schedule Of Percentage Of Total Accounts Receivable	Receivables from these payors amounted to the following percentage of total accounts receivable, net at January 31:
	2014	2013
Payor A	9.9%	11.0%
Payor B	31.5%	36.0%
Payor C	4.5%	8.5%

Schedule Of Accounts Receivable And Its Allowances	The following amounts which are excluded from our accounts receivable, represent an estimate of uncollectible accounts at January 31:
	2014	2013

Allowance for doubtful accounts	$50,474	$78,822

Property, Plant and Equipment
Property and equipment consisted of the following at January 31:

	2014	2013
Website	$4,568	$4,568
Computers	31,010	24,645
Software	165,439	165,439
Machinery and equipment	143,920	123,214
Furniture and fixtures	43,366	25,054
Leasehold improvements	49,780	46,259
	438,084	389,179
Less accumulated depreciation and amortization	(352,399)	(321,037)
	$85,685	$68,142

Depreciation Expense	Depreciation and amortization expense was as follows for the years ended January 31:
	2014	2013

Depreciation and amortization expense	$25,388	$20,918

Schedule Of Deferred Finance Costs
Deferred financing costs are related to the placement of the Company’s Credit Agreement, Senior Secured and Convertible Notes Payable (see Notes 5 and 6) and consisted of the following at January 31:

	2014	2013
Deferred financing costs	$586,924	$342,631
Accumulated amortization	(344,773)	(89,377)
Net deferred financing costs	$242,151	$253,254

Schedule of Finite - Lived Intangible Assets
Intangible assets consist of the following for the years ended January 31:

	2014					2013
	Historical	Accumulated	Net	Useful Life (Years)		Historical	Accumulated	Net
	Cost	Amortization	Amount	Original	Remaining	Cost	Amortization	Amount
Whittier- exclusivity	$40,000	(4,082)	35,918	4.0	3.6	$-	$-	$-
Whittier- non compete	20,000	(1,633)	18,367	5.0	4.6	-	-	-
Fletcher- non compete	6,000	(137)	5,863	3.0	2.9	-	-	-
Eagle Rock- non compete	2,400	(121)	2,279	3.0	2.8	-	-	-
	$68,400	$(5,973)	$62,427			$-	$-	$-

Finite-lived Intangible Assets Amortization Expense	Intangible asset amortization expense recognized in the years ended January 31 was:
	2014	2013
Amortization expense	$5,973	$-

Schedule Of Changes In Caring Amount Of Goodwil
The changes in the carrying amount of goodwill for the years ended January 31 are as follows:

	2014	2013
Goodwill - beginning of year	$33,200	$32,000
Acquisitions	461,500	1,200
Goodwill - end of year	$494,700	$33,200

Non Controlling Interests Disclosure
Activity within the non-controlling interest for the year ended January 31, 2014 consisted of the following (as restated):

Balance as of January 31, 2013	$692,405
Net income attributable to non-controlling interest	461,424
Stock-based compensation	12,602
Distributions to non-controlling interest shareholder	(240,000)
Balance as of January 31, 2014	$926,431

Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the number of shares excluded from the computation of diluted losses per share, as their inclusion would be anti-dilutive, for the years ended January 31:

	2014	2013
Incremental shares assumed issued on exercise of in the money options	514,651	263,947
Incremental shares assumed issued on exercise of in the money warrants	156,202	82,798
	670,853	346,744